SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of Changes in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Accounts receivable	$ 1,139	$ 1,280
Prepaid expenses	(277)	13
Accounts payable and accrued liabilities	(4,403)	4,981
Advances from joint venture partners	460	(193)
Changes in non-cash working capital items	$ 3,081	$ (6,081)